Transactions and balances with related parties	12 Months Ended
Dec. 31, 2021
Transactions and balances with related parties
Transactions and balances with related parties

(20) Transactions and balances with related parties

a)   Transactions with Management

Compensation

The following table shows the compensation paid to the directors and executives for services provided in their respective positions for the years ended December 31, 2021, 2020 and 2019:

	December 31,
	2021	2020	2019
Compensation	$73,721	57,429	52,635

b)   Transactions with other related parties

Below is a summary of the Company’s transactions and balances with other related parties, which are comprised of affiliates that are under common control:

i. Revenues and balances receivable to related parties

	Transaction value			Balance as of
	December 31,			December 31,
	2021	2020	2019	2021	2020	2019
Sales of products to:
Vimifos, S.A. de C.V.	$5,921	4,055	9,323	$284	400	785
Frescopack, S.A. de C.V.	63	53	58	—	—	58
Taxis Aéreos del Noroeste, S.A. de C.V.	51	31	42	—	—	—
Alimentos Kowi, S.A. de C.V.	662	832	934	7	286	337
Sonora Agropecuaria, S.A. DE C.V.	—	123,756	178,624	—	—	12,494
	$6,697	128,727	188,981	$291	686	13,674

ii. Expenses and balances payable to related parties

	Transaction value			Balance as of
	December 31,			December 31,
	2021	2020	2019	2021	2020	2019
Purchases of food, raw materials and packing supplies
Vimifos, S.A. de C.V.	$440,379	411,129	582,458	$41,219	58,836	41,399
Frescopack, S.A. de C.V.	103,778	143,849	148,210	65,542	9,554	26,233
Pulmex 2000, S.A. de C.V.	17,870	21,414	20,667	5,609	2,407	3,976
Qualyplast, S.A. de C.V.	6,971	1,184	244	—	251	—
Alimentos Kowi, S.A. de C.V.	—	—	907	—	—	—
Sonora Agropecuaria, S.A. de C.V.	—	4,425	3,374	—	—	—
Granja, Rab S.A. de C.V.	75,747	—	—	3,187	—	—
Fertilizantes Tepeyac, S.A. de C.V.	399,480	—	—	32	—	—
EBIPAC S.A.P.I. de C.V.	41,001	—	—	412	—	—
GASBO, S.A. de C.V.	3,583	—	—	267	—	—
Purchases of vehicles, tires and spare parts
Maquinaria Agrícola, S.A. de C.V.	$—	—	—	—	5	5
Llantas y Accesorios, S.A. de C.V.	42,601	42,554	38,947	4,614	6,378	4,213
Autos y Accesorios, S.A. de C.V.	40,194	48,129	10,776	3,413	339	124
Autos y Tractores de Culiacán, S.A. de C.V.	31,753	42,857	11,519	726	336	149
Camiones y Tractocamiones de Sonora, S.A. de C.V.	164,306	91,098	270,968	59,602	2,636	149
Agencia MX-5, S.A de C.V.	410	63	904	27	6	9
Alfonso R. Bours, S.A. de C.V.	4,926	2,651	187	604	50	49
Cajeme Motors S.A. de C.V.	442	287	183	120	44	89
Airplane leasing expenses
Taxis Aéreos del Noroeste, S.A. de C.V.	$1,435	—	24,971	55	—	307
				$185,429	80,842	76,704

As of December 31, 2021, 2020 and 2019, balances payable to related parties correspond to current accounts denominated in pesos that bear no interest and are payable on a short-term basis.